COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES
18. COMMITMENTS AND CONTINGENCIES
Litigation, Claims and Assessments
We are involved in litigation incidental to the operation of our business. We vigorously defend all matters in which we or our subsidiaries are named defendants and, for insurable losses, maintain significant levels of insurance to protect against adverse judgments, claims or assessments that may affect us. Although the adequacy of existing insurance coverage and the outcome of any legal proceedings cannot be predicted with certainty, based on the current information available, we do not believe the ultimate liability associated with any known claims or litigation will have a material adverse effect on our financial condition or results of operations.
Self-Insurance
Self-insurance reserves are maintained relative to company-wide casualty insurance and health benefit programs. The level of exposure from catastrophic events is limited by the purchase of stop-loss and aggregate liability reinsurance coverage. When estimating the self-insurance liabilities and related reserves, management considers a number of factors, which include historical claims experience, demographic factors, severity factors and valuations provided by independent third-party actuaries. Management reviews its assumptions with its independent third-party actuaries to evaluate whether the self-insurance reserves are adequate. If actual claims or adverse development of loss reserves occur and exceed these estimates, additional reserves may be required and could materially impact the consolidated results of operations. The estimation process contains uncertainty since management must use judgment to estimate the ultimate cost that will be incurred to settle reported claims and unreported claims for incidents incurred but not reported as of the balance sheet date. Reserves in the amounts of $
2,
311
and
$
2,344
at December 31, 2018 and 2017, respectively, were established related to such programs and are included in accrued expenses and other current liabilities in our consolidated balance sheets.
Variable Interest Entity
As of December 31, 2018, in conjunction with our casualty insurance programs, limited equity interests are held in a captive insurance entity. The programs permit us to self-insure a portion of losses, to gain access to a wide array of safety-related services, to pool insurance risks and resources in order to obtain more competitive pricing for administration and reinsurance and to limit risk of loss in any particular year. The entity meets the definition of Variable Interest Entity (“VIE”); however, we do not meet the requirements to include this entity in the consolidated financial statements. The maximum exposure to loss related to our involvement with this entity is limited to approximately $3,900. See “Self-Insurance” above for further information on commitments associated with the insurance programs and Note 15, under the caption “Off-Balance Sheet Financial Instruments,” for further information on standby letters of credit. At December 31, 2018, there were no other entities that met the definition of a VIE.
Operating Leases
We are obligated under various non-cancelable operating lease agreements for real property, vehicles and equipment used in our operations with varying terms through
2028.
Operating expenses that are separate from rental expense that we are committed to pay under certain of these lease agreements are not included in the table below. Some of these arrangements have free or escalating rent payment provisions. We recognize rent expense under such arrangements on a straight-line basis over the lease term.
At December 31, 2018, future minimum payments under non-cancelable operating leases over each of the next five years and thereafter were as follows:

2019	$70,388
2020	55,102
2021	41,321
2022	28,482
2023	15,712
Thereafter	8,245
Total minimum payments	$219,250
Rental expense for the years ended December 31, 2018, 2017 and 2016, was $84,537, $84,076 and $83,260, respectively.
Purchase Obligations
At December 31, 2018, we were obligated under various non-cancelable purchase orders with our key suppliers for goods aggregating approximately $
35,000
, of which approximately $
22,000
is with Carrier and its affiliates.